Shareholder Report, Holdings (Details)_14	Jun. 30, 2024
Class A | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class A | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class A | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class A | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Secretaria Tesouro Nacional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Citigroup Global Markets Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Home Partners of America Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class A | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Medium-Term Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
Class C | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class C | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class C | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class C | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | Secretaria Tesouro Nacional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Citigroup Global Markets Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Home Partners of America Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class C | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class C | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Medium-Term Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
Class I | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class I | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | Secretaria Tesouro Nacional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Citigroup Global Markets Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Home Partners of America Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class I | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Medium-Term Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)
Class R-6 | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class R-6 | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R-6 | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class R-6 | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class R-6 | Secretaria Tesouro Nacional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R-6 | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R-6 | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R-6 | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Citigroup Global Markets Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R-6 | Home Partners of America Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R-6 | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class R-6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class R-6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class R-6 | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class R-6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class R-6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class R-6 | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R-6 | Medium-Term Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R-6 | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.50%)